Stock Grants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stock Grants

NOTE 7 – STOCK GRANTS

Director stock grants

In 2014, the Company granted its independent directors an aggregate of 776,753 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $706,234. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

In 2015, the Company granted its independent directors an aggregate of 458,170 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $116,667. These shares were fully vested upon issuance.

On March 31, 2016, the Company granted an independent director 357,143 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $25,000. These shares were fully vested upon issuance.

On September 30, 2016, the Company granted an independent director 27,778 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $4,166. These shares were fully vested upon issuance.

The Company recognizes the expense related to grants ratably over the requisite service period. Total stock compensation expense recognized as a result of these grants was $4,166 and $29,166 for the three and nine-months ended September 30, 2016, respectively, and $50,000 and $360,931 for the three and nine-months ended September 30, 2015, respectively.

NOTE 8 – STOCK GRANTS

Director stock grants

In 2014, the Company granted its independent directors an aggregate of 776,753 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $706,234. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

In 2015, the Company granted its independent directors an aggregate of 458,170 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $116,667. These shares were fully vested upon issuance.

The Company recognizes the expense related to these grants ratably over the requisite service period. Total stock compensation expense recognized as a result of these grants was $410,931 and $411,970 for the years ended December 31, 2015 and 2014, respectively.

Consultant stock issuance

During the years ended December 31, 2015 and 2014, the Company granted a consultant 100,000 and 250,000 shares of restricted common stock in the Company, respectively. Total expense recognized was $45,000 and $87,500 during the years ended December 31, 2015 and 2014, respectively, based on the total fair value of this stock on the date of grant.